November 23, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

    Re:  X.com Funds (the "Trust")
         (File Nos. 33-80205 and 811-09381)

Dear Ladies and Gentlemen:

         Attached for filing on behalf of the Trust, pursuant to Rule 497(c) under the Securities Act of 1933, as amended, are the definitive Prospectus and Statement of Additional Information, each dated November 18, 1999, for the Trust.

         No fee is required in connection with this filing. Should you have any questions regarding this filing please contact the undersigned at (202) 261-3328.

                                                     Very truly yours,



                                                     /s/David J. Lekich
                                                     ------------------
                                                     David J. Lekich